Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Equity incentive plan description	(i) 2,750,000 shares, (ii) a number of shares equal to 4% of the total number of shares of all classes of common stock of the Company outstanding on the last day of the immediately preceding fiscal year, or (iii) such lesser number of shares determined by the Board no later than the last day of the immediately preceding fiscal year. The number of shares of common stock available for issuance under the 2021 ESPP will increase annually in an amount equal to the least of (i) 550,000 shares of common stock, (ii) a number of shares of common stock equal to 1% of the total number of shares of all classes of common stock of the Company on the last day of the immediately preceding fiscal year, or (iii) such number of shares determined by the Board.
Fair market value of common stock percentage	85.00%
Common stock remain outstanding and unexercised (in Shares)	2,660,383
Total intrinsic value	$ 2,100,000	$ 100,000
Total fair value	$ 1,400,000	$ 800,000
Weighted-average grant date fair value per share (in Dollars per share)	$ 2.66	$ 0.32
Unvested stock based compensation	$ 1,500,000
Weighted average period	2 years 7 months 6 days
Expected dividend yield	$ 0
Under 2019 Plan and 2021 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Voting rights	options are granted at an exercise price of not less than 100% of the fair market value of the common stock on the date of grant. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. Options become exercisable and expire as specified in the award agreement, provided that the term of options may not exceed 10 years from the date of grant (5 years for the individuals holding more than 10% of the voting rights of all classes of stock). Stock option agreements may provide for accelerated exercisability in the event of an optionee’s death, disability, retirement or other events. Vesting conditions determined by the administrator of the applicable plan may apply to stock options and may include continued service, performance and/or other conditions. Generally, stock options vest over a four-year period.
2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares reserved and available for grants (in Shares)	4,422,480
2021 Employee Stock Purchase Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares reserved and available for grants (in Shares)	550,000